Group information	12 Months Ended
Dec. 31, 2024
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Group information
Note 1. Group information
1.1 General information
Vista Energy, S.A.B. de C.V. (“VISTA”, the “Company” or the “Group”), formerly known as Vista Oil & Gas, S.A.B. de C.V., was organized as variable-capital stock company on March 22, 2017, under the laws of the United Mexican States (“Mexico”). The Company adopted the public corporation or “Sociedad Anónima Bursátil de Capital Variable” (“S.A.B. de C.V.”), on July 28, 2017.
On April 26, 2022, Vista Oil & Gas, S.A.B. de C.V. changed the Company’s corporate name to “Vista Energy S.A.B. de C.V.”.
The Company made an initial public offering in the New York Stock Exchange (“NYSE”) on July 25, 2019 and started operating under ticker symbol “VIST” as from the following day. It issued additional Series A shares in the Mexican Stock Exchange (“BMV by Spanish acronym) on the same date under ticker symbol “VISTA”.
The Company’s corporate purpose is:

(i)
Acquiring, by any legal means, all kinds of assets, shares, interests in companies, equity interests or interests in all types of companies, either profit-making or nonprofit entities, associations, business corporations, trusts or other entities operating in the energy sector, in Mexico or in another country, or in any other industry;

(ii)	Participating as a partner, shareholder or investor in all types of businesses or profit-making or nonprofit entities, associations, trusts, in Mexico or in another country, or of any other nature;

(iii)	Issuing and placing shares representing its capital stock, either through public or private offerings, in domestic or foreign securities markets;

(iv)
Issuing and placing warrants, either through public or private offerings, in relation to shares representing their capital stock or other types of securities, in domestic or foreign securities markets, and

(v)	Issuing or placing negotiable instruments, debt instruments or other guarantees, either through public or private offerings, in domestic or foreign securities markets.
As of December 31, 2024, the Company´s main activity, through its subsidiaries, is the exploration and production of Crude oil and Natural gas (“Upstream”); and is the owner of the following exploitation concessions:
In Argentina
In the Neuquén basin:

(i)	100% in the conventional exploitation concessions (not operated) as detailed below:

-	25 de Mayo - Medanito S.E., located in the Province of Río Negro and maturing in 2036 (Note 28.5);

-	Jagüel de los Machos, located in the Province of Río Negro and maturing in 2035 (Note 28.5);

-	Entre Lomas Neuquén and Entre Lomas Río Negro, maturing in 2026 and 2036, respectively (Note 28.5);

-	Jarilla Quemada (in Agua Amarga area); located in the Province of Río Negro and maturing in 2040; and

-	Charco del Palenque (in Agua Amarga area) located in the Province of Río Negro and maturing in 2034.
These areas are operated by Petrolera Aconcagua Energía S.A. (“Aconcagua”) (Note 3.2.7).

(ii)	100% in the unconventional exploitation concessions (operated) as detailed below:

-	Bajada del Palo Oeste and Bajada del Palo Este, located in the Province of Neuquen, both maturing in 2053;

-	Aguada Federal and Bandurria Norte, located in the Province of Neuquen, both maturing in 2050.

(iii)	84.62% in Coirón Amargo Norte conventional exploitation concession (operated); located in the Province of Neuquen, maturing in 2036.

(iv)	90% in Águila Mora unconventional exploitation concession (operated); located in the Province of Neuquen, maturing in 2054.

In the Northwest basin:

(v)
1.5% in Acambuco conventional exploitation concession (not operated), composed of two exploitation plots “San Pedrito” and “Macueca”, located in the Province of Salta, with maturing in 2036 and 2040, respectively. These areas are operated by Pan American Energy.

In Mexico

(i)	100% in CS-01 area (operated), located in Tabasco, and maturing in 2047.
Additionally, as of December 31, 2024, the Company is the owner of the following transportation concessions through its subsidiaries:
In Argentina

(i)	100% in the Federal transportation concession, which extends from Borde Montuoso oilfield (in Bajada de Palo Oeste area, Province of Neuquén) to La Escondida pumping station, maturing in 2053;

(ii)
100% in the Entre Lomas Crude oil transportation concession, which extends from the oil pipeline connecting the crude treatment plant located in Charco Bayo oilfield in Entre Lomas area to its interconnection with the Crude oil trunk transportation system in La Escondida, maturing in 2036 (Note 28.5);

(iii)
100% in the 25 de Mayo-Medanito S.E. Crude oil transportation concession, which extends from the oil pipeline connecting the crude treatment plant located in 25 de Mayo-Medanito S.E. area (Río Negro) to its interconnection with the Crude oil trunk transportation system in “Medanito”, maturing in 2036 (Note 28.5). This concession is operated by Aconcagua (Note 3.2.7);

(iv)
100% in the Entre Lomas gas transportation concession, which extends from the gas pipeline connecting the gas treatment plant located in Charco Bayo oilfield in Entre Lomas Area, to its interconnection with the gas trunk transportation system in the Province of Río Negro, maturing in 2036 (Note 28.5). This concession is operated by Aconcagua (Note 3.2.7);

(v)
100% in the Jarilla Quemada gas transportation concession, which extends from the gas pipeline connecting such oilfield to the Medanito-Mainqué gas pipeline, maturing in 2048. This concession is operated by Aconcagua (Note 3.2.7);

As of December 31, 2024, the main office is located in the City of Mexico, Mexico, at Pedregal 24, 4th floor, Colonia Molino del Rey, Alcaldía Miguel Hidalgo, zip code 11040. However, on March 1, 2025, it relocated to City of Mexico, Mexico, at Mapfre Tower, Paseo de la Reforma Avenue 243, 18th floor, Colonia Renacimiento, Alcaldía Cuauhtémoc, zip code 06600.
1.2 Significant transactions for the year
1.2.1 Corporate bond (“ON”) issuance under New York legislation by Vista Energy Argentina S.A.U. (“Vista Argentina”)
On December 10, 2024, the Company, through its subsidiary Vista Argentina, issued ON XXVII for 600,000 and an average
10-year
term. It will be amortized in equal parts in 2033, 2034 and 2035; and has an annual interest rate of 7.625% payable on a semi-annual basis.
This ON is governed by United States and other foreign jurisdictions pursuant to Rule 144A and Regulation S under the U.S. Securities Act of 1933. It is issued under the
“Programa de Notas”
approved by the National Securities Commission in Argentina (“CNV” by its Spanish acronym).
For further information, see Note 18.1.

1.2.2 Agreement signed with Trafigura Argentina S.A. (“Trafigura”) related to the joint investment agreements (“farmout agreements I and II
”)
in Bajada del Palo Oeste area
On December 16, 2024, the Company, through its subsidiary Vista Argentina agreed to the assignment of Trafigura’s interest in the aforementioned farmout agreements I and II in its own favor (Note 29.2.1.1 and 29.2.1.2); effective as from January 1, 2025, at which time the Company will hold rights to 100% of the production from the pads subject to the agreement (the “Agreement”).
Under the Agreement, Vista Argentina will pay 128,000 to Trafigura in 48 monthly and consecutive installments through December 2028.
In addition, Vista Argentina and Trafigura signed a crude oil marketing agreement (“COMA”), which will be effective from January 1, 2025, to December 31, 2028, by virtue of which Vista will sell 10,000 m³ of Crude oil per month to Trafigura.
The amount payable by Trafigura under the COMA will be offset with Vista’s obligations under the Agreement.
As of December 31, 2024, the Agreement had no accounting impacts on the consolidated financial statements.
1.2.3 Agreement for “Vaca Muerta Sur” pipeline (the “Pipeline”)
1.2.3.1 Firm Transportation Service Agreement for Vaca Muerta Centro Pipeline (“VMOC” by Spanish Acronym)
On December 18, 2024, the Company, through its subsidiary Vista Argentina, signed an agreement with YPF S.A. (“YPF”) to provide firm transportation services in VMOC. It was thus awarded a crude oil transportation capacity of 4,500 m
3
/d during phase I, increasing to 6,800 m
3
/d by phase II, which is expected to begin no later than December 31, 2026.
The agreement has a 15 year-term, beginning when the pipeline starts transporting hydrocarbons (“commencement date”).
Pursuant to this agreement, the Company undertook to make an upfront investment equal to a portion of the capital investments required to build the VMOC, which will be recovered from the monthly service fee in equal and consecutive installments as from commencement date.
As of December 31, 2024, the Company has not made any disbursements related to this agreement (Note 33).
1.2.3.2 Vaca Muerta Sur Pipeline (“VMOS” by Spanish Acronym)
On December 13, 2024, the Company, through its subsidiary Vista Argentina, signed an agreement with YPF, Pampa Energía S.A. and Pan American Sur S.A. (hereinafter, the “shareholders”) to acquire a minority interest in VMOS S.A., created to carry out the Vaca Muerta Sur project aimed at building a crude oil export pipeline for Vaca Muerta Sur (the “Project.”)
The expected extension of the Project is 437 km, joining Allen’s pumping station to Punta Colorada. It is also expected to have a loading and unloading port terminal with interconnected single buoy moorings and a tank and storage yard. In addition, this pipeline will transport up to 550,000 oil barrels per day (“bbl/d”), which may be increased up to 700,000 bbl/d. Business operations are scheduled to begin during the second half of 2027.
This Project will require an estimated investment of 3 billion, to be funded through shareholder contributions and third-party financing.
The Company through its subsidiary Vista Argentina holds an initial minority interest of 14.1%, which may change depending on the entry of other shareholders into the Project, and has been awarded a transportation, storage and dispatch capacity in the Project of 50,000 bbl/d, under a firm transportation contract.
The Company recognizes its investment in VMOS S.A. under the equity method within “Investments in associates” (Note 2.4.16).
As of December 31, 2024, the Company has granted an advance for 4,741 to VMOS S.A., recognized in “Trade and other receivables” under “Balances with related parties” (Note 17 and 33).